UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive, Suite 100
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Megan E. Edwards
Title: Chief Compliance Officer
Phone: 952-944-3206

Signature, Place, and Date of Signing:

  /s/ Megan E. Edwards         Minnetonka, MN                05-06-2013
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   42

FORM 13F INFORMATION TABLE VALUE TOTAL:   $412,433
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

                           FORM 13F INFORMATION TABLE

                                                              VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGER  SOLE   SHARED  NONE
CURRENCYSHARES AUSTRALIAN DL     AUSTRALIAN DOL    23129U101     8305     79653   SH       SOLE                 38381     0    41272
ISHARES INC                      EM MKT MIN VOL    464286533     6340    104213   SH       SOLE                 63483     0    40730
ISHARES INC                      MSCI PAC J IDX    464286665    25603    515146   SH       SOLE                174129     0   341017
ISHARES TR                       BARCLYS TIPS BD   464287176     6786     55961   SH       SOLE                 18696     0    37265
ISHARES TR                       CORE S&P500 ETF   464287200     6392     40619   SH       SOLE                 24478     0    16141
ISHARES TR                       IBOXX INV CPBD    464287242    13083    109118   SH       SOLE                 50770     0    58348
ISHARES TR                       S&P 500 VALUE     464287408    40887    554021   SH       SOLE                181981     0   372040
ISHARES TR                       MSCI EAFE INDEX   464287465     6871    116497   SH       SOLE                 66519     0    49978
ISHARES TR                       CORE S&P MCP ETF  464287507     6371     55370   SH       SOLE                 33667     0    21703
ISHARES TR                       NASDQ BIO INDX    464287556     8466     52933   SH       SOLE                 17808     0    35125
ISHARES TR                       CONS SRVC IDX     464287580     8138     83373   SH       SOLE                 28028     0    55345
ISHARES TR                       DJ US REAL EST    464287739     6279     90368   SH       SOLE                 55059     0    35309
ISHARES TR                       DJ US INDUSTRL    464287754     7883     96528   SH       SOLE                 32437     0    64091
ISHARES TR                       DJ US HEALTHCR    464287762     8164     84671   SH       SOLE                 28532     0    56139
ISHARES TR                       DJ US FINL SVC    464287770     8248    124663   SH       SOLE                 41992     0    82671
ISHARES TR                       S&P EURO PLUS     464287861    25051    630841   SH       SOLE                213239     0   417602
ISHARES TR                       MSCI SMALL CAP    464288273    25582    581947   SH       SOLE                196415     0   385532
ISHARES TR                       JPMORGAN USD      464288281     5950     50585   SH       SOLE                 30753     0    19832
ISHARES TR                       EPRA/NAR DEV R/E  464288489     6347    185846   SH       SOLE                113186     0    72660
ISHARES TR                       HIGH YLD CORP     464288513    13293    140895   SH       SOLE                 65483     0    75412
ISHARES TR                       MRTG PLS CAP IDX  464288539     6467    413511   SH       SOLE                252115     0   161396
ISHARES TR                       US PFD STK IDX    464288687     6210    153269   SH       SOLE                 93385     0    59884
PIMCO ETF TR                     INV GRD CRP BD    72201R817     6285     58914   SH       SOLE                  8237     0    50677
PIMCO ETF TR                     ENHAN SHRT MAT    72201R833    22462    221242   SH       SOLE                 57860     0   163382
POWERSHARES ETF TRUST II         INTL CORP BOND    73936Q835     6304    220713   SH       SOLE                 30735     0   189978
POWERSHARES GLOBAL ETF TRUST     FDM HG YLD RAFI   73936T557     6504    335957   SH       SOLE                 46958     0   288999
POWERSHARES GLOBAL ETF TRUST     AGG PFD PORT      73936T565     2264    152134   SH       SOLE                 20927     0   131207
POWERSHARES GLOBAL ETF TRUST     SOVEREIGN DEBT    73936T573     2189     73512   SH       SOLE                 10088     0    63424
POWERSHARES GLOBAL ETF TRUST     ASIA PAC EX-JP    73936T854    10847    186406   SH       SOLE                 21610     0   164796
POWERSHS DB US DOLLAR INDEX      DOLL INDX BULL    73936D107     8507    376432   SH       SOLE                181161     0   195271
VANGUARD INDEX FDS               MCAP VL IDXVIP    922908512    21810    324602   SH       SOLE                 37594     0   287008
VANGUARD INDEX FDS               REIT ETF          922908553    16594    235275   SH       SOLE                 73443     0   161832
VANGUARD INDEX FDS               LARGE CAP ETF     922908637     2548     35518   SH       SOLE                  4929     0    30589
VANGUARD INDEX FDS               VALUE ETF         922908744     2555     38996   SH       SOLE                  5409     0    33587
VANGUARD INTL EQUITY INDEX F     MSCI EUROPE ETF   922042874    10684    217455   SH       SOLE                 25204     0   192251
VANGUARD TAX MANAGED INTL FD     MSCI EAFE ETF     921943858     3098     85030   SH       SOLE                 10706     0    74324
VANGUARD WORLD FDS               CONSUM DIS ETF    92204A108     3482     41046   SH       SOLE                  4732     0    36314
VANGUARD WORLD FDS               FINANCIALS ETF    92204A405     3495     91716   SH       SOLE                 10616     0    81100
VANGUARD WORLD FDS               HEALTH CAR ETF    92204A504     3459     41712   SH       SOLE                  4802     0    36910
VANGUARD WORLD FDS               MATERIALS ETF     92204A801     3268     36833   SH       SOLE                  4267     0    32566
WISDOMTREE TRUST                 DRYFS CURR ETF    97717W133     8370    397452   SH       SOLE                191324     0   206128
WISDOMTREE TRUST                 EMG MKTS SMCAP    97717W281    10990    213025   SH       SOLE                 24669     0   188356